Subsequent Event PARTIAL REDEMPTION OF 7.875% NOTES DUE 2021 (Details) (USD $)	2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 27, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 30, 2014	Dec. 22, 2014	Feb. 28, 2013	Feb. 05, 2013	Feb. 05, 2015
Subsequent Event [Line Items]
Redemption percent of par Tranche A	100.00%
Redemption principal		$ 138,800,000	$ 42,500,000
Redemption percent of par								107.88%
Loss on debt extinguishment				(521,000)	(6,275,000)	0
Common shares issued to fund redemption of Senior Notes	10,678,368
Amount funded from issuance of common shares to Parent of CBII	155,000,000
Principal of Senior Notes redeemed - Tranche A							42,500,000
Senior Notes [Member] | 7.875% Senior Secured Notes due 2021
Subsequent Event [Line Items]
Stated interest rate on debt instrument			7.875%	7.875%	7.875%				7.875%	7.875%
Redemption principal		224,000,000
Tranche B [Member]
Subsequent Event [Line Items]
Equity contribution from Parent company											44,000,000
Tranche A [Member]
Subsequent Event [Line Items]
Equity contribution from Parent company											45,000,000
First [Member]
Subsequent Event [Line Items]
Loss on debt extinguishment	14,000,000
Second [Member]
Subsequent Event [Line Items]
Loss on debt extinguishment	2,000,000
Third [Member]
Subsequent Event [Line Items]
Loss on debt extinguishment	$ 2,000,000